LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of Other Equity Investments

	As of December 31,
	2024	2025
	RMB	RMB
EEO Group	38,000,000	—
Total other equity investments	38,000,000	—